                                                                          [LOGO]

Morgan Stanley Competitive Edge Fund
"Best Ideas" Portfolio

A MUTUAL FUND THAT SEEKS LONG-TERM CAPITAL GROWTH

[COVER PHOTO]
                                                      Prospectus - July 30, 2001

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
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                Contents

The Portfolio             INVESTMENT OBJECTIVE .......................................                   1
                          PRINCIPAL INVESTMENT STRATEGIES ............................                   1
                          PRINCIPAL RISKS ............................................                   2
                          PAST PERFORMANCE ...........................................                   4
                          FEES AND EXPENSES ..........................................                   5
                          ADDITIONAL INVESTMENT STRATEGY INFORMATION .................                   6
                          MANAGEMENT OF THE PORTFOLIO ................................                   6

Shareholder Information   PRICING PORTFOLIO SHARES ...................................                   7
                          HOW TO BUY SHARES ..........................................                   7
                          HOW TO EXCHANGE SHARES .....................................                   8
                          HOW TO SELL SHARES .........................................                  10
                          DISTRIBUTIONS ..............................................                  12
                          TAX CONSEQUENCES ...........................................                  12
                          SHARE CLASS ARRANGEMENTS ...................................                  13

Financial Highlights      ............................................................                  20

Morgan Stanley Funds      ............................................................   INSIDE BACK COVER

                          THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE PORTFOLIO.
                          PLEASE READ IT CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

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[Sidebar]
CAPITAL GROWTH
An investment objective having the goal of selecting securities with the potential to rise in price rather than pay out income.
[End Sidebar]
               The Portfolio

[ICON]              INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                    Morgan Stanley Competitive Edge Fund -- "Best Ideas"
                    Portfolio seeks long-term capital growth.

[ICON]              PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Portfolio will normally invest at least 80% of its assets in common stock (including depositary receipts) of companies included in the "Best Ideas" subgroup of "Global
                    Investing: The Competitive Edge List," a research compilation assembled by Morgan Stanley Equity Research -- or such supplemental companies as selected by the Portfolio's "Investment Manager," Morgan Stanley Investment
                    Advisors Inc.

                    The Competitive Edge "Best Ideas" List. Morgan Stanley Equity Research is recognized as a world leader in global financial research and provides comprehensive research and in-depth knowledge about general markets and specific companies from around the world. It believes that companies with a sustainable competitive edge in the operations of their businesses are worth more than their weaker competitors. Through its ongoing research and analysis, Morgan Stanley Equity Research has developed and undertaken a comprehensive study which it calls "Global Investing: The Competitive Edge" which represents the list of those companies.

                    Morgan Stanley Equity Research group's research analysts and strategists presently evaluate approximately 2,100 companies in 21 industry sectors worldwide. An initial comprehensive review was conducted in October 1996 and identified 238 of these companies as having a long-term sustainable competitive advantage in the global arena (the "Competitive Edge List"). The criteria used to select companies that have a global competitive advantage vary according to industry sector. The Competitive Edge List is currently updated quarterly. From the Competitive Edge List, Morgan Stanley Equity Research then assembles a subgroup of approximately 40 companies which it considers at that time to be the most attractive investment opportunities of the companies identified as having a long-term sustainable competitive advantage in the global arena (the "Competitive Edge 'Best Ideas' List"). The Competitive Edge "Best Ideas" List is updated continuously.

                    The Investment Manager intends to invest at least 1% and not more than 5% of the Portfolio's net assets in each company on the Competitive Edge "Best Ideas" List. The Portfolio will purchase any security which is added to the Competitive Edge "Best Ideas" List, and generally will sell a security which is eliminated from the Competitive Edge "Best Ideas" List as soon as practicable after the List has been updated. Accordingly, securities may be purchased and sold by the Portfolio when such purchases and sales would not be made under traditional investment criteria.

                    Substantially all of the orders for transactions in the Portfolio's securities listed on exchanges are expected to be placed with broker-dealers affiliated with the Investment Manager including Morgan Stanley & Co. and Morgan Stanley DW Inc.

                    In addition to or in replacement of companies on the Competitive Edge "Best Ideas" List, the Investment Manager may at times purchase supplemental securities that are not included on the Competitive Edge "Best Ideas" List but are on the Competitive Edge List or, in the event that the Investment Manager believes that there are no suitable companies on the Competitive Edge List, the Investment Manager may purchase securities of companies outside the list. Supplemental companies will be selected from the same or similar industry as the company they are

                                                                               1
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                    supplementing or replacing. Securities that are not on the
                    Competitive Edge "Best Ideas" List generally will not exceed 35% of the Portfolio's assets.

                    Common Stock is a share ownership or equity interest in a corporation. It may or may not pay dividends, as some companies reinvest all of their profits back into their businesses, while others pay out some of their profits to shareholders as dividends. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.

                    The percentage limitations relating to the composition of the Portfolio apply at the time the Portfolio acquires an investment and refer to the Portfolio's net assets, unless otherwise noted. Subsequent percentage changes that result from market fluctuations will not require the Portfolio to sell any portfolio security. The Portfolio may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.

[ICON]              PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    There is no assurance that the Portfolio will achieve its investment objective. The Portfolio's share price will fluctuate with changes in the market value of its portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

                    Common Stock. A principal risk of investing in the Portfolio is associated with its investments in common stock. In particular the prices of common stocks may fluctuate widely in response to activities specific to the company as well as general market, economic and political conditions.

                    Competitive Edge "Best Ideas" List. The Portfolio invests principally in securities included on the Competitive Edge "Best Ideas" List which currently consists of 40 companies. As a result of the small universe of stocks in which the Portfolio invests, it may be subject to greater risks than would a more diversified company. In addition, performance of the securities included in the List cannot be used to predict the performance of the Portfolio, an actively managed mutual fund.

                    The Competitive Edge "Best Ideas" List and the Competitive Edge List are not compiled with any particular client or product in mind and are not, and will not be, compiled with the Portfolio in mind. When selecting the companies for the lists, Morgan Stanley Equity Research does not take into account country or currency risks, and country or industry sector diversification concerns. Morgan Stanley publishes other lists of recommended securities that could be appropriate for Portfolio investors but which will not be used by the Investment Manager for choosing securities for the Portfolio. Morgan Stanley Equity Research could at any time cease publishing the Competitive Edge "Best Ideas" List or the Competitive Edge List. In that event the Board of Trustees will make a determination of how to proceed in the best interest of shareholders of the Portfolio consistent with the Portfolio's investment objective.

                    The activities of affiliates of the Investment Manager, including but not limited to Morgan Stanley DW Inc. or Morgan Stanley & Co. Incorporated, may from time to time limit the Portfolio's ability to purchase or sell securities on the Competitive Edge "Best Ideas" List. In addition, the List is available to other clients of Morgan Stanley and its affiliates, including the Investment Manager, as well as the Portfolio. The list is also subject to restrictions related to Morgan Stanley's other businesses, and particular securities may or may not be on the list due to other business concerns of, or legal restrictions applicable to, Morgan Stanley.

 2
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                    As a diversified financial services firm, with three primary businesses -- securities, asset management and credit services, Morgan Stanley provides a wide range of financial services to issuers of securities and investors in securities. Morgan Stanley and others associated with it may create markets or specialize in, have positions in and affect transactions in, securities of companies included on its research lists and may also perform or seek to perform investment banking services for those companies. Within the last three years, Morgan Stanley may have managed or co-managed public security offerings for companies included on the research lists, and they or their employees may have a long or short position on holdings in the securities, or options on securities, or other related investments of companies included on their research lists.

                    Foreign Securities. The Portfolio may invest a substantial portion of its assets in foreign securities. Foreign securities involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged.

                    Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in value of the portfolio. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities.

                    Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may occasion delays in settlements of the Portfolio's trades effected in those markets could result in losses in the Portfolio due to subsequent declines in the value of the securities subject to the trades.

                    The foreign securities in which the Portfolio may invest may be issued by companies located in emerging market countries. Compared to the United States and other developed countries, emerging market countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have offered greater potential loss (as well as gain) than securities of companies located in developed countries.

                    Depositary receipts involve substantially identical risks to those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

                                                                               3
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[Sidebar]
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's Class B shares has varied from year to year over the past 2 calendar years.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Portfolio's average annual total returns with those of a broad measure of market performance over time. The Portfolio's returns include the maximum applicable sales charge for each Class and assume you sold your shares at the end of each period.
[End Sidebar]
                    Other Risks. The performance of the Portfolio also will depend on whether or not the Investment Manager is successful in applying the Portfolio's investment strategies.

                    Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

[ICON]              PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.

ANNUAL TOTAL RETURNS -- Calendar Years

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999   28.30%
2000  -18.63%

                    THE BAR CHART REFLECTS THE PERFORMANCE OF CLASS B SHARES; THE PERFORMANCE OF THE OTHER CLASSES WILL DIFFER BECAUSE THE CLASSES HAVE DIFFERENT ONGOING FEES. THE PERFORMANCE INFORMATION IN THE BAR CHART DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES; IF THESE AMOUNTS WERE REFLECTED, RETURNS WOULD BE LESS THAN SHOWN. YEAR-TO-DATE TOTAL RETURN AS OF JUNE 30, 2001 WAS -16.35%.

                    During the period shown in the bar chart, the highest return for a calendar quarter was 19.18% (quarter ended
                    December 31, 1999) and the lowest return for a calendar quarter was -12.44% (quarter ended December 31, 2000).

                    _AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2000)_____

                                                                                            Life of the
                                                                                             Portfolio
                                                                                               (Since
                                                                           Past 1 Year        2/25/98)
                               ---------------------------------------------------------------------------
                                Class A                                      -22.41%           2.04%
                               ---------------------------------------------------------------------------
                                Class B                                      -22.19%           2.29%
                               ---------------------------------------------------------------------------
                                Class C                                      -19.45%           3.30%
                               ---------------------------------------------------------------------------
                                Class D                                      -17.91%           4.21%
                               ---------------------------------------------------------------------------
                                MSCI World Index(1)                          -13.18%          7.56%(2)
                               ---------------------------------------------------------------------------

 1 THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX MEASURES PERFORMANCE FROM A DIVERSE RANGE OF GLOBAL STOCK MARKETS INCLUDING SECURITIES REPRESENTATIVE OF THE MARKET STRUCTURE OF 22 DEVELOPED MARKET COUNTRIES IN NORTH AMERICA, EUROPE, AND THE ASIA/ PACIFIC REGION. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
 2   FOR THE PERIOD FEBRUARY 28, 1998 TO DECEMBER 31, 2000.

 4
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[SIDEBAR]
SHAREHOLDER FEES
These fees are paid directly from your investment.

ANNUAL FUND
OPERATING EXPENSES
These expenses are deducted from the Portfolio's assets and are based on expenses paid for the fiscal year ended May 31, 2001.
[End Sidebar]

[ICON]              FEES AND EXPENSES
--------------------------------------------------------------------------------
                    The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The
                    Portfolio offers four Classes of shares: Classes A, B, C and
                    D. Each Class has a different combination of fees, expenses and other features. The Portfolio does not charge account or exchange fees. See the "Share Class Arrangements" section for further fee and expense information.

                                                                                      Class A     Class B     Class C     Class D
                            -----------------------------------------------------------------------------------------------------
                             SHAREHOLDER FEES
                            -----------------------------------------------------------------------------------------------------
                             Maximum sales charge (load) imposed on purchases (as a
                             percentage of offering price)                             5.25%(1)   None        None        None
                            -----------------------------------------------------------------------------------------------------
                             Maximum deferred sales charge (load) (as a percentage
                             based on the lesser of the offering price or net asset
                             value at redemption)                                     None(2)      5.00%(3)    1.00%(4)   None
                            -----------------------------------------------------------------------------------------------------
                             ANNUAL PORTFOLIO OPERATING EXPENSES
                            -----------------------------------------------------------------------------------------------------
                             Management fee                                           0.65%       0.65%       0.65%       0.65%
                            -----------------------------------------------------------------------------------------------------
                             Distribution and service (12b-1) fees                    0.23%       1.00%       0.99%       None
                            -----------------------------------------------------------------------------------------------------
                             Other expenses                                           0.17%       0.17%       0.17%       0.17%
                            -----------------------------------------------------------------------------------------------------
                             Total annual Fund operating expenses                     1.05%       1.82%       1.81%       0.82%
                            -----------------------------------------------------------------------------------------------------

 1   REDUCED FOR PURCHASES OF $25,000 AND OVER.
 2 INVESTMENTS THAT ARE NOT SUBJECT TO ANY SALES CHARGE AT THE TIME OF PURCHASE ARE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE ("CDSC") OF 1.00% THAT WILL BE IMPOSED IF YOU SELL YOUR SHARES WITHIN ONE YEAR AFTER PURCHASE, EXCEPT FOR CERTAIN SPECIFIC CIRCUMSTANCES.
 3 THE CDSC IS SCALED DOWN TO 1.00% DURING THE SIXTH YEAR, REACHING ZERO THEREAFTER. SEE "SHARE CLASS ARRANGEMENTS" FOR A COMPLETE DISCUSSION OF THE CDSC.
 4   ONLY APPLICABLE IF YOU SELL YOUR SHARES WITHIN ONE YEAR AFTER PURCHASE.

                    Example
                    This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

                    The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions depending upon whether or not you sell your shares at the end of each period.

              If You SOLD Your Shares:                     If You HELD Your Shares:
 ---------------------------------------------------  ----------------------------------
                  1 Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years  10 Years
 ---------------------------------------------------  ----------------------------------
  Class A          $626    $842    $1,074    $1,740    $626    $842    $1,074    $1,740
 ---------------------------------------------------  ----------------------------------
  Class B          $685    $873    $1,185    $2,137    $185    $573    $  985    $2,137
 ---------------------------------------------------  ----------------------------------
  Class C          $284    $569    $  980    $2,127    $184    $569    $  980    $2,127
 ---------------------------------------------------  ----------------------------------
  Class D          $ 84    $262    $  455    $1,014    $ 84    $262    $  455    $1,014
 ---------------------------------------------------  ----------------------------------

                                                                               5
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[Sidebar]
MORGAN STANLEY INVESTMENT ADVISORS INC.
The Investment Manager is widely recognized as a leader in the mutual fund industry and together with Morgan Stanley Services Company Inc., its wholly-owned subsidiary, had approximately $140 billion in assets under management as of June 30, 2001.
[End Sidebar]

[ICON]              ADDITIONAL INVESTMENT STRATEGY INFORMATION
--------------------------------------------------------------------------------
                    This section provides additional information relating to the Portfolio's principal investment strategies.
                    Defensive Investing. The Portfolio may take temporary
                    "defensive" positions in attempting to respond to adverse market conditions. The Portfolio may invest any amount of its assets in cash or money market instruments in a defensive posture when the Investment Manager believes it is advisable to do so. Although taking a defensive posture is designed to protect the Portfolio from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Portfolio takes a defensive position, it may not achieve its investment objective.

[ICON]              MANAGEMENT OF THE PORTFOLIO
--------------------------------------------------------------------------------

                    The Portfolio has retained the Investment Manager -- Morgan Stanley Investment Advisors Inc. -- to provide administrative services, manage its business affairs and invest its assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its main business office is located at Two World Trade Center, New York, NY 10048.

                    The Fund is managed by the Competitive Edge -- Best Ideas team of the Sector Fund Equity Group. Current members of the team include Mark Bavoso, a Managing Director of the Investment Manager, and Robert Rossetti, a Vice President of the Investment Manager.

                    The Portfolio pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to the Portfolio, and for Portfolio expenses assumed by the Investment Manager. The fee is based on the Portfolio's average daily net assets. For the fiscal year ended May 31, 2001, the Portfolio accrued total compensation to the Investment Manager amounting to 0.65% of the Portfolio's average daily net assets.

 6
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[Sidebar]
CONTACTING A
FINANCIAL ADVISOR
If you are new to the Morgan Stanley Family of Funds and would like to contact a Financial Advisor, call toll-free 1-866-MORGAN8 for the telephone number of the Morgan Stanley office nearest you. You may also access our office locator on our Internet site at:
www.morganstanley.com/funds
[End Sidebar]
               Shareholder Information

[ICON]              PRICING PORTFOLIO SHARES
--------------------------------------------------------------------------------
                    The price of shares of the Portfolio (excluding sales charges), called "net asset value," is based on the value of its portfolio securities. While the assets of each Class are invested in a single portfolio of securities, the net asset value of each Class will differ because the Classes have different ongoing distribution fees.

                    The net asset value per share of the Portfolio is determined once daily at 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m. at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.

                    The value of the Portfolio's securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Investment Manager determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Fund's Board of Trustees. In these cases, the Portfolio's net asset value will reflect certain portfolio securities' fair value rather than their market price. With respect to securities that are primarily listed on foreign exchanges, the value of its portfolio securities may change on days when you will not be able to purchase or sell your shares.

                    An exception to the Portfolio's general policy of using market prices concerns its short-term debt portfolio securities. Debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost. However, if the cost does not reflect the securities' market value, these securities will be valued at their fair value.

[ICON]              HOW TO BUY SHARES
--------------------------------------------------------------------------------
                    You may open a new account to buy Portfolio shares or buy additional Portfolio shares for an existing account by contacting your Morgan Stanley Financial Advisor or other authorized financial representative. Your Financial Advisor will assist you, step-by-step, with the procedures to invest in the Portfolio. You may also purchase shares directly by calling the Portfolio's transfer agent and requesting an application.

                    Because every investor has different immediate financial needs and long-term investment goals, the Portfolio offers investors four Classes of shares: Classes A, B, C and D. Class D shares are only offered to a limited group of investors. Each Class of shares offers a distinct structure of sales charges, distribution and service fees, and other features that are designed to address a variety of needs. Your Financial Advisor or other authorized financial representative can help you decide which Class may be most appropriate for you. When purchasing Portfolio shares, you must specify which Class of shares you wish to purchase.

                    When you buy Portfolio shares, the shares are purchased at the next share price calculated (less any applicable front-end sales charge for Class A shares) after we receive your purchase order. Your payment is due on the third business day after you place your purchase order. We reserve the right to reject any order for the purchase of Portfolio shares.

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[Sidebar]
EASYINVEST-SM-
A purchase plan that allows you to transfer money automatically from your checking or savings account or from a Money Market Fund on a semi-monthly, monthly or quarterly basis. Contact your Morgan Stanley Financial Advisor for further information about this service.
[End Sidebar]
                    _MINIMUM INVESTMENT AMOUNTS_________________________________

                                                                                                         Minimum Investment
                                                                                                         -------------------
                               Investment Options                                                        Initial  Additional
                               ---------------------------------------------------------------------------------------------
                                Regular Accounts                                                         $1,000      $100
                               ---------------------------------------------------------------------------------------------
                                Individual Retirement Accounts:     Regular IRAs                         $1,000      $100
                                                                    Education IRAs                       $500        $100
                               ---------------------------------------------------------------------------------------------
                                EASYINVEST-SM-                      (Automatically from your
                                                                    checking or savings account or
                                                                    Money Market Fund)                   $100*       $100*
                               ---------------------------------------------------------------------------------------------

 *   PROVIDED YOUR SCHEDULE OF INVESTMENTS TOTALS $1,000 IN TWELVE MONTHS.

                    There is no minimum investment amount if you purchase
                    Portfolio shares through: (1) the Investment Manager's
                    mutual fund asset allocation plan, (2) a program, approved by the Portfolio's distributor, in which you pay an
                    asset-based fee for advisory, administrative and/or
                    brokerage services, (3) the following programs approved by the Portfolio's distributor: (i) qualified state tuition
                    plans described in Section 529 of the Internal Revenue Code and (ii) certain other investment programs that do not
                    charge an asset-based fee, or (4) employer-sponsored
                    employee benefit plan accounts.
                    Investment Options for Certain Institutional and Other
                    Investors/Class D Shares. To be eligible to purchase
                    Class D shares, you must qualify under one of the investor categories specified in the "Share Class Arrangements"
                    section of this PROSPECTUS.
                    Subsequent Investments Sent Directly to the Fund. In
                    addition to buying additional Portfolio shares for an
                    existing account by contacting your Morgan Stanley Financial
                    Advisor, you may send a check directly to the Portfolio. To buy additional shares in this manner:
                    - Write a "letter of instruction" to the Portfolio
                      specifying the name(s) on the account, the account number, the social security or tax identification number, the Class of shares you wish to purchase and the investment amount (which would include any applicable front-end sales charge). The letter must be signed by the account owner(s).
                    - Make out a check for the total amount payable to: Morgan
                      Stanley Competitive Edge Fund -- "Best Ideas" Portfolio.
                    - Mail the letter and check to Morgan Stanley Dean Witter
                      Trust FSB at P.O. Box 1040, Jersey City, NJ 07303.
[ICON]              HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
                    Permissible Fund Exchanges. You may exchange shares of any Class of the Portfolio for the same Class of any other continuously offered Multi-Class Fund, or for shares of a No-Load Fund, a Money Market Fund, North American Government
                    Income Trust or Short-Term U.S. Treasury Trust, without the imposition of an exchange fee. In addition, Class A shares of the Portfolio may be exchanged for shares of an FSC fund
                    (subject to a front-end sales charge). See the inside back cover of this PROSPECTUS for each Morgan Stanley Fund's designation as a Multi-Class Fund, No-Load Fund, Money
                    Market Fund or FSC Fund. If a Morgan Stanley Fund is not listed, consult the inside back cover of that fund's current prospectus for its designation.

                    Exchanges may be made after shares of the Portfolio acquired by purchase have been held for thirty days. There is no waiting period for exchanges of shares acquired by exchange or dividend reinvestment. The current prospectus for each fund describes its investment objective(s), policies and investment minimums, and should be read before investment. Since exchanges are available only into continuously offered Morgan Stanley Funds, exchanges are not available into any new Morgan Stanley Fund during its initial offering period, or when shares of a particular Morgan Stanley Fund are not being offered for purchase.

                    Exchange Procedures. You can process an exchange by contacting your Morgan Stanley Financial Advisor or other authorized financial representative. Otherwise, you must forward an exchange privilege authorization form to the Portfolio's transfer agent -- Morgan Stanley Dean Witter Trust FSB -- and then write the transfer agent or call
                    (800) 869-NEWS to place an exchange order. You can obtain an exchange privilege authorization form by contacting your Financial Advisor or other authorized financial representative or by calling (800) 869-NEWS. If you hold share certificates, no exchanges may be processed until we have received all applicable share certificates.

                    An exchange to any Morgan Stanley Fund (except a Money Market Fund) is made on the basis of the next calculated net asset values of the funds involved after the exchange instructions are accepted. When exchanging into a Money Market Fund, the Portfolio's shares are sold at their next calculated net asset value and the Money Market Fund's shares are purchased at their net asset value on the following business day.

                    The Portfolio may terminate or revise the exchange privilege upon required notice. The check writing privilege is not available for Money Market Fund shares you acquire in an exchange.

                    Telephone Exchanges. For your protection when calling Morgan Stanley Dean Witter Trust FSB, we will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number. Telephone instructions also may be recorded.

                    Telephone instructions will be accepted if received by the Portfolio's transfer agent between 9:00 a.m. and 4:00 p.m. Eastern time on any day the New York Stock Exchange is open for business. During periods of drastic economic or market changes, it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the case with the Portfolio in the past.

                    Margin Accounts. If you have pledged your Portfolio shares in a margin account, contact your Morgan Stanley Financial Advisor or other authorized financial representative regarding restrictions on the sale of such shares.

                    Tax Considerations of Exchanges. If you exchange shares of the Portfolio for shares of another Morgan Stanley Fund, there are important tax considerations. For tax purposes, the exchange out of the Portfolio is considered a sale of Fund shares -- and the exchange into the other fund is considered a purchase. As a result, you may realize a capital gain or loss.

                    You should review the "Tax Consequences" section and consult your own tax professional about the tax consequences of an exchange.

                    Limitations on Exchanges. Certain patterns of past exchanges and/or purchase or sale transactions involving the Portfolio or other Morgan Stanley Funds may result in the Portfolio limiting or prohibiting, at its discretion, additional purchases and/or exchanges. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchase or sale transactions. You will be notified in advance of limitations on your exchange privileges.

                    CDSC Calculations on Exchanges. See the "Share
                    Class Arrangements" section of this PROSPECTUS for a discussion of how applicable contingent deferred sales charges (CDSCs) are calculated for shares of one Morgan Stanley Fund that are exchanged for shares of another.

                    For further information regarding exchange privileges, you should contact your Morgan Stanley Financial Advisor or call
                    (800) 869-NEWS.

[ICON]              HOW TO SELL SHARES
--------------------------------------------------------------------------------
                    You can sell some or all of your Portfolio shares at any time. If you sell Class A, Class B or Class C shares, your net sale proceeds are reduced by the amount of any applicable CDSC. Your shares will be sold at the next share price calculated after we receive your order to sell as described below.

 OPTIONS             PROCEDURES
 --------------------------------------------------------------------------------
  Contact your       To sell your shares, simply call your Morgan Stanley
  Financial Advisor  Financial Advisor or other authorized financial representative.
                     ------------------------------------------------------------
  [ICON]
                     Payment will be sent to the address to which the account is registered or deposited in your brokerage account.
 --------------------------------------------------------------------------------
  By Letter          You can also sell your shares by writing a "letter of
                     instruction" that includes:
  [ICON]             - your account number;
                     - the name of the Portfolio;
                     - the dollar amount or the number of shares you wish to
                       sell;
                     - the Class of shares you wish to sell; and
                     - the signature of each owner as it appears on the account.
                     ------------------------------------------------------------
                     If you are requesting payment to anyone other than the
                     registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or
                     pre-designated bank account, you will need a signature
                     guarantee. You can obtain a signature guarantee from an
                     eligible guarantor acceptable to Morgan Stanley Dean Witter
                     Trust FSB. (You should contact Morgan Stanley Dean Witter
                     Trust FSB at (800) 869-NEWS for a determination as to
                     whether a particular institution is an eligible guarantor.)
                     A notary public CANNOT provide a signature guarantee.
                     Additional documentation may be required for shares held by a corporation, partnership, trustee or executor.
                     ------------------------------------------------------------
                     Mail the letter to Morgan Stanley Dean Witter Trust FSB at
                     P.O. Box 983, Jersey City, NJ 07303. If you hold share
                     certificates, you must return the certificates, along with the letter and any required additional documentation.
                     ------------------------------------------------------------
                     A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                     instructions.
 --------------------------------------------------------------------------------

 OPTIONS             PROCEDURES
 --------------------------------------------------------------------------------
  Systematic         If your investment in all of the Morgan Stanley Family of
  Withdrawal Plan    Funds has a total market value of at least $10,000, you may elect to withdraw amounts of $25 or more, or in any whole
                     percentage of a fund's balance (provided the amount is at
                     least $25), on a monthly, quarterly, semi-annual or annual basis, from any fund with a balance of at least $1,000. Each time you add a fund to the plan, you must meet the plan
                     requirements.
                     ------------------------------------------------------------
 [ICON]
                     Amounts withdrawn are subject to any applicable CDSC. A CDSC may be waived under certain circumstances. See the Class B waiver categories listed in the "Share Class Arrangements"
                     section of this PROSPECTUS.
                     ------------------------------------------------------------
                     To sign up for the Systematic Withdrawal Plan, contact your
                     Morgan Stanley Financial Advisor or call (800) 869-NEWS. You may terminate or suspend your plan at any time. Please
                     remember that withdrawals from the plan are sales of shares, not "distributions," and ultimately may exhaust your account balance. The Portfolio may terminate or revise the plan at any time.
 --------------------------------------------------------------------------------

                    Payment for Sold Shares. After we receive your complete instructions to sell, as described above, a check will be mailed to you within seven days, although we will attempt to make payment within one business day. Payment may also be sent to your brokerage account.

                    Payment may be postponed or the right to sell your shares suspended under unusual circumstances. If you request to sell shares that were recently purchased by check, your sale will not be effected until it has been verified that the check has been honored.

                    Tax Considerations. Normally, your sale of Portfolio shares is subject to federal and state income tax. You should review the "Tax Consequences" section of this PROSPECTUS and consult your own tax professional about the tax consequences of a sale.

                    Reinstatement Privilege. If you sell Portfolio shares and have not previously exercised the reinstatement privilege, you may, within 35 days after the date of sale, invest any portion of the proceeds in the same Class of Portfolio shares at their net asset value and receive a pro rata credit for any CDSC paid in connection with the sale.

                    Involuntary Sales. The Portfolio reserves the right, on sixty days' notice, to sell the shares of any shareholder (other than shares held in an IRA or 403(b) Custodial Account) whose shares, due to sales by the shareholder, have a value below $100, or in the case of an account opened through EASYINVEST -SM-, if after 12 months the shareholder has invested less than $1,000 in the account.

                    However, before the Portfolio sells your shares in this manner, we will notify you and allow you sixty days to make an additional investment in an amount that will increase the value of your account to at least the required amount before the sale is processed. No CDSC will be imposed on any involuntary sale.

                    Margin Accounts. If you have pledged your Portfolio shares in a margin account, contact your Morgan Stanley Financial Advisor or other authorized financial representative regarding restrictions on the sale of such shares.

[Sidebar]
TARGETED DIVIDENDS-SM-
You may select to have your Portfolio distributions automatically invested in other Classes of Portfolio shares or Classes of another Morgan Stanley Fund that you own. Contact your Morgan Stanley Financial Advisor for further information about this service.
[End Sidebar]

[ICON]              DISTRIBUTIONS
--------------------------------------------------------------------------------
                    The Portfolio passes substantially all of its earnings from income and capital gains along to its investors as "distributions." The Portfolio earns income from stocks and interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as "income dividend distributions." The Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions."
                    The Portfolio declares income dividends separately for each Class. Distributions paid on Class A and Class D shares will usually be higher than for Class B and Class C because distribution fees that Class B and Class C pay are higher.
                    Normally, income dividends are distributed to shareholders annually. Capital gains, if any, are usually distributed in December. The Portfolio, however, may retain and reinvest any long-term capital gains. The Portfolio may at times make payments from sources other than income or capital gains that represent a return of a portion of your investment.
                    Distributions are reinvested automatically in additional shares of the same Class and automatically credited to your account, unless you request in writing that all distributions be paid in cash. If you elect the cash option, the Portfolio will mail a check to you no later than seven business days after the distribution is declared. However, if you purchase Portfolio shares through a Financial Advisor within three business days prior to the record date for the distribution, the distribution will automatically be paid to you in cash, even if you did not request to receive all distributions in cash. No interest will accrue on uncashed checks. If you wish to change how your distributions are paid, your request should be received by the Portfolio's transfer agent, Morgan Stanley Dean Witter Trust FSB, at least five business days prior to the record date of the distributions.

[ICON]              TAX CONSEQUENCES
--------------------------------------------------------------------------------
                    As with any investment, you should consider how your investment in the Portfolio will be taxed. The tax information in this PROSPECTUS is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Portfolio.
                    Unless your investment in the Portfolio is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when:
                    - The Portfolio makes distributions; and
                    - You sell Portfolio shares, including an exchange to
                      another Morgan Stanley Fund.
                    Taxes on Distributions. Your distributions are normally subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in Portfolio shares. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Portfolio.
                    If more than 50% of the Portfolio's assets are invested in foreign securities at the end of any fiscal year, the Portfolio may elect to permit shareholders to take a credit or deduction on their federal income tax return for foreign taxes paid by the Portfolio.

                    Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

                    Taxes on Sales. Your sale of Portfolio shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax. Your exchange of Portfolio shares for shares of another Morgan Stanley Fund is treated for tax purposes like a sale of your original shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.

                    When you open your Portfolio account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to a federal backup withholding tax (approximately 31% currently) on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

[ICON]              SHARE CLASS ARRANGEMENTS
--------------------------------------------------------------------------------
                    The Portfolio offers several Classes of shares having different distribution arrangements designed to provide you with different purchase options according to your investment needs. Your Morgan Stanley Financial Advisor or other authorized financial representative can help you decide which Class may be appropriate for you.

                    The general public is offered three Classes: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and ongoing expenses. A fourth Class, Class D shares, is offered only to a limited category of investors. Shares that you acquire through reinvested distributions will not be subject to any front-end sales charge or CDSC -- contingent deferred sales charge.

                    Sales personnel may receive different compensation for selling each Class of shares. The sales charges applicable to each Class provide for the distribution financing of shares of that Class.

                    The chart below compares the sales charge and annual 12b-1 fee applicable to each Class:

 CLASS     SALES CHARGE                              MAXIMUM ANNUAL 12B-1 FEE
 ----------------------------------------------------------------------------
  A        Maximum 5.25% initial sales charge
           reduced for purchase of $25,000 or more;
           shares sold without an initial sales
           charge are generally subject to a 1.0%
           CDSC during the first year                              0.25%
 ----------------------------------------------------------------------------
  B        Maximum 5.0% CDSC during the first year
           decreasing to 0%
           after six years                                         1.00%
 ----------------------------------------------------------------------------
  C        1.0% CDSC during the first year                         1.00%
 ----------------------------------------------------------------------------
  D        None                                           None
 ----------------------------------------------------------------------------

[Sidebar]
FRONT-END SALES CHARGE OR FSC
An initial sales charge you pay when purchasing Class A shares that is based on a percentage of the offering price. The percentage declines based upon the dollar value of Class A shares you purchase. We offer three ways to reduce your Class A sales charges -- the Combined Purchase Privilege, Right of Accumulation and Letter of Intent. [End Sidebar]

                    CLASS A SHARES Class A shares are sold at net asset value plus an initial sales charge of up to 5.25%. The initial sales charge is reduced for purchases of $25,000 or more according to the schedule below. Investments of $1 million or more are not subject to an initial sales charge, but are generally subject to a contingent deferred sales charge, or CDSC, of 1.0% on sales made within one year after the last day of the month of purchase. The CDSC will be assessed in the same manner and with the same CDSC waivers as with Class B shares. Class A shares are also subject to a distribution (12b-1) fee of up to 0.25% of the average daily net assets of the Class.

                    The offering price of Class A shares includes a sales charge (expressed as a percentage of the offering price) on a single transaction as shown in the following table:

                                                   FRONT-END SALES CHARGE
                                      ------------------------------------------------
                                          PERCENTAGE OF       APPROXIMATE PERCENTAGE
 AMOUNT OF SINGLE TRANSACTION         PUBLIC OFFERING PRICE     OF AMOUNT INVESTED
 -------------------------------------------------------------------------------------
  Less than $25,000                               5.25%                     5.54%
 -------------------------------------------------------------------------------------
  $25,000 but less than $50,000                   4.75%                     4.99%
 -------------------------------------------------------------------------------------
  $50,000 but less than $100,000                  4.00%                     4.17%
 -------------------------------------------------------------------------------------
  $100,000 but less than $250,000                 3.00%                     3.09%
 -------------------------------------------------------------------------------------
  $250,000 but less than $1 million               2.00%                     2.04%
 -------------------------------------------------------------------------------------
  $1 million and over                             0.00%                     0.00%
 -------------------------------------------------------------------------------------

                    The reduced sales charge schedule is applicable to purchases of Class A shares in a single transaction by:
                    - A single account (including an individual, trust or
                      fiduciary account).
                    - Family member accounts (limited to husband, wife and
                      children under the age of 21).
                    - Pension, profit sharing or other employee benefit plans of companies and their affiliates.
                    - Tax-exempt organizations.
                    - Groups organized for a purpose other than to buy mutual
                      fund shares.

                    Combined Purchase Privilege. You also will have the benefit of reduced sales charges by combining purchases of Class A shares of the Portfolio in a single transaction with purchases of Class A shares of other Multi-Class Funds and shares of FSC Funds.

                    Right of Accumulation. You also may benefit from a reduction of sales charges if the cumulative net asset value of Class A shares of the Portfolio purchased in a single transaction, together with shares of other funds you currently own which were previously purchased at a price including a front-end sales charge (or Class A shares purchased at $1 million or more), and shares acquired through reinvestment of distributions, amounts to $25,000 or more. Also, if you have a cumulative net asset value of all your Class A and Class D shares equal to at least
                    $5 million (or $25 million for certain employee benefit plans), you are eligible to purchase Class D shares of any fund subject to the fund's minimum initial investment requirement.

                    You must notify your Morgan Stanley Financial Advisor or other authorized financial representative (or Morgan Stanley Dean Witter Trust FSB if you purchase directly through the Morgan Stanley Competitive Edge Fund -- "Best Ideas" Portfolio), at the time a purchase order is placed, that the purchase qualifies for the reduced sales charge under the Right of Accumulation. Similar notification must be made in writing when an order is placed by mail.

                    The reduced sales charge will not be granted if:
                    (i) notification is not furnished at the time of the order; or (ii) a review of the records of Morgan Stanley DW Inc. ("Morgan Stanley DW") or other authorized dealer of Portfolio shares or the Portfolio's transfer agent does not confirm your represented holdings.

                    Letter of Intent. The schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "Letter of Intent." A Letter of Intent provides for the purchase of Class A shares of the Portfolio or other Multi-Class Funds or shares of FSC Funds within a thirteen-month period. The initial purchase under a Letter of Intent must be at least 5% of the stated investment goal. To determine the applicable sales charge reduction, you may also include: (1) the cost of shares of other Morgan Stanley Funds which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the distributor receiving the Letter of Intent, and (2) the cost of shares of other funds you currently own acquired in exchange for shares of funds purchased during that period at a price including a front-end sales charge. You can obtain a Letter of Intent by contacting your Morgan Stanley Financial Advisor or other authorized financial representative or by calling (800) 869-NEWS. If you do not achieve the stated investment goal within the thirteen-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment.

                    Other Sales Charge Waivers. In addition to investments of $1 million or more, your purchase of Class A shares is not subject to a front-end sales charge (or CDSC upon sale) if your account qualifies under one of the following categories:
                    - A trust for which Morgan Stanley Dean Witter Trust FSB
                      provides discretionary trustee services.
                    - Persons participating in a fee-based investment program
                      (subject to all of its terms and conditions, including termination fees, and mandatory sale or transfer restrictions on termination) approved by the Portfolio's distributor pursuant to which they pay an asset-based fee for investment advisory, administrative and/or brokerage services.
                    - Qualified state tuition plans described in Section 529 of the Internal Revenue Code and donor-advised charitable gift funds (subject to all applicable terms and conditions) and certain other investment programs that do not charge an asset-based fee and have been approved by the Portfolio distributor.

                    - Employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code, for which
                      (i) Morgan Stanley Dean Witter Trust FSB serves as trustee, (ii) Morgan Stanley's Retirement Plan Services serves as recordkeeper under a written Recordkeeping Services Agreement, or (iii) an entity independent from Morgan Stanley serves as recordkeeper under an alliance or similar agreement with Morgan Stanley's Retirement Plan Services (together, "Morgan Stanley Eligible Plans"), provided that, in the case of (i) and (ii) above, any such plan has at least 200 eligible employees.

[Sidebar]
CONTINGENT DEFERRED SALES CHARGE OR CDSC
A fee you pay when you sell shares of certain Morgan Stanley Funds purchased without an initial sales charge. This fee declines the longer you hold your shares as set forth in the table.
[End Sidebar]
                    - A Morgan Stanley Eligible Plan whose Class B shares have converted to Class A shares, regardless of the plan's asset size or number of eligible employees.
                    - A client of a Morgan Stanley Financial Advisor who joined us from another investment firm within six months prior to the date of purchase of Portfolio shares, and you used the proceeds from the sale of shares of a proprietary mutual fund of that Financial Advisor's previous firm that imposed either a front-end or deferred sales charge to purchase Class A shares, provided that: (1) you sold the shares not more than 60 days prior to the purchase of Portfolio shares, and (2) the sale proceeds were maintained in the interim in cash or a money market fund.
                    - Current or retired Directors or Trustees of the Morgan
                      Stanley Funds, such persons' spouses and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.
                    - Current or retired directors, officers and employees of
                      Morgan Stanley Dean Witter & Co. and any of its subsidiaries, such persons' spouses and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

                    CLASS B SHARES Class B shares are offered at net asset value with no initial sales charge but are subject to a contingent deferred sales charge, or CDSC, as set forth in the table below. For the purpose of calculating the CDSC, shares are deemed to have been purchased on the last day of the month during which they were purchased.

                               YEAR SINCE PURCHASE PAYMENT MADE          CDSC AS A PERCENTAGE OF AMOUNT REDEEMED
                               ---------------------------------------------------------------------------------
                                First                                                     5.0%
                               ---------------------------------------------------------------------------------
                                Second                                                    4.0%
                               ---------------------------------------------------------------------------------
                                Third                                                     3.0%
                               ---------------------------------------------------------------------------------
                                Fourth                                                    2.0%
                               ---------------------------------------------------------------------------------
                                Fifth                                                     2.0%
                               ---------------------------------------------------------------------------------
                                Sixth                                                     1.0%
                               ---------------------------------------------------------------------------------
                                Seventh and thereafter                           None
                               ---------------------------------------------------------------------------------

                    Each time you place an order to sell or exchange shares, shares with no CDSC will be sold or exchanged first, then shares with the lowest CDSC will be sold or exchanged next. For any shares subject to a CDSC, the CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being sold.
                    CDSC Waivers. A CDSC, if otherwise applicable, will be waived in the case of:
                    - Sales of shares held at the time you die or become
                      disabled (within the definition in Section 72(m)(7) of the Internal Revenue Code which relates to the ability to engage in gainful employment), if the shares are:
                      (i) registered either in your name (not a trust) or in the names of you and your spouse as joint tenants with right of survivorship; or (ii) held in a qualified corporate or self-employed retirement plan, IRA or 403(b) Custodial Account, provided in either case that the sale is requested within one year of your death or initial determination of disability.

                    - Sales in connection with the following retirement plan
                      "distributions": (i) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a "key employee" of a "top heavy" plan, following attainment of age
                      59 1/2);

                      (ii) distributions from an IRA or 403(b) Custodial Account following attainment of age 59 1/2; or (iii) a tax-free return of an excess IRA contribution (a "distribution" does not include a direct transfer of IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee).
                    - Sales of shares held for you as a participant in a Morgan
                      Stanley Eligible Plan.
                    - Sales of shares in connection with the Systematic
                      Withdrawal Plan of up to 12% annually of the value of each fund from which plan sales are made. The percentage is determined on the date you establish the Systematic Withdrawal Plan and based on the next calculated share price. You may have this CDSC waiver applied in amounts up to 1% per month, 3% per quarter, 6% semi-annually or 12% annually. Shares with no CDSC will be sold first, followed by those with the lowest CDSC. As such, the waiver benefit will be reduced by the amount of your shares that are not subject to a CDSC. If you suspend your participation in the plan, you may later resume plan payments without requiring a new determination of the account value for the 12% CDSC waiver.
                    - Sales of shares if you simultaneously invest the proceeds in the Investment Manager's mutual fund asset allocation program, pursuant to which investors pay an asset-based fee. Any shares you acquire in connection with the Investment Manager's mutual fund asset allocation program are subject to all of the terms and conditions of that program, including termination fees and mandatory sale or transfer restrictions on termination.
                    All waivers will be granted only following the Fund's distributor receiving confirmation of your entitlement. If you believe you are eligible for a CDSC waiver, please contact your Financial Advisor or call
                    (800) 869-NEWS.
                    Distribution Fee. Class B shares are subject to an annual 12b-1 fee of 1.0% of the average daily net assets of Class B.
                    Conversion Feature. After ten (10) years, Class B shares will convert automatically to Class A shares of the Portfolio with no initial sales charge. The ten year period runs from the last day of the month in which the shares were purchased, or in the case of Class B shares acquired through an exchange, from the last day of the month in which the original Class B shares were purchased; the shares will convert to Class A shares based on their relative net asset values in the month following the ten year period. At the same time, an equal proportion of Class B shares acquired through automatically reinvested distributions will convert to Class A shares on the same basis. (Class B shares acquired in exchange for shares of another Morgan Stanley Fund originally purchased before May 1, 1997, however, will convert to Class A shares in May 2007.)
                    In the case of Class B shares held in a Morgan Stanley Eligible Plan, the plan is treated as a single investor and all Class B shares will convert to Class A shares on the conversion date of the Class B shares of a Morgan Stanley Fund purchased by that plan.
                    Currently, the Class B share conversion is not a taxable event; the conversion feature may be cancelled if it is deemed a taxable event in the future by the Internal Revenue Service.

                    If you exchange your Class B shares for shares of a Money Market Fund, a No-Load Fund, North American Government Income Trust or Short-Term U.S. Treasury Trust, the holding period for conversion is frozen as of the last day of the month of the exchange and resumes on the last day of the month you exchange back into Class B shares.

                    Exchanging Shares Subject to a CDSC. There are special considerations when you exchange Portfolio shares that are subject to a CDSC. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held shares of a fund that does NOT charge a CDSC WILL NOT BE COUNTED. Thus, in effect the "holding period" for purposes of calculating the CDSC is frozen upon exchanging into a fund that does not charge a CDSC.

                    For example, if you held Class B shares of the Portfolio for one year, exchanged to Class B of another Morgan Stanley Multi-Class Fund for another year, then sold your shares, a CDSC rate of 4% would be imposed on the shares based on a two year holding period -- one year for each fund. However, if you had exchanged the shares of the Portfolio for a Money Market Fund (which does not charge a CDSC) instead of the Multi-Class Fund, then sold your shares, a CDSC rate of 5% would be imposed on the shares based on a one year holding period. The one year in the Money Market Fund would not be counted. Nevertheless, if shares subject to a CDSC are exchanged for a fund that does not charge a CDSC, you will receive a credit when you sell the shares equal to the distribution (12b-1) fees, if any, you paid on those shares while in that fund up to the amount of any applicable CDSC.

                    In addition, shares that are exchanged into or from a Morgan Stanley Fund subject to a higher CDSC rate will be subject to the higher rate, even if the shares are re-exchanged into a fund with a lower CDSC rate.

                    CLASS C SHARES Class C shares are sold at net asset value with no initial sales charge but are subject to a CDSC of 1.0% on sales made within one year after the last day of the month of purchase. The CDSC will be assessed in the same manner and with the same CDSC waivers as with Class B shares.

                    Distribution Fee. Class C shares are subject to an annual distribution (12b-1) fee of up to 1.0% of the average daily net assets of that Class. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A or Class D shares. Unlike Class B shares, Class C shares have no conversion feature and, accordingly, an investor that purchases Class C shares may be subject to distribution (12b-1) fees applicable to Class C shares for an indefinite period.

                    CLASS D SHARES Class D shares are offered without any sales charge on purchases or sales and without any distribution (12b-1) fee. Class D shares are offered only to investors meeting an initial investment minimum of $5 million
                    ($25 million for Morgan Stanley Eligible Plans) and the following investor categories:

                    - Investors participating in the Investment Manager's mutual fund asset allocation program (subject to all of its terms and conditions, including termination fees and mandatory sale or transfer restrictions on termination) pursuant to which they pay an asset-based fee.

                    - Persons participating in a fee-based investment program
                      (subject to all of its terms and conditions, including termination fees and mandatory sale or transfer restrictions on termination) approved by the Portfolio's distributor pursuant to which they pay an asset-based fee for investment advisory, administrative and/or brokerage services. With respect to Class D shares held through the Morgan Stanley Choice Program, at such time as those Portfolio shares are no longer held through the program, the shares will be automatically converted into Class A shares (which are subject to higher expenses than Class D shares) based on the then current relative net asset values of the two classes.

                    - Certain investment programs that do not charge an
                      asset-based fee and have been approved by the Portfolio distributor. However, Class D shares are not offered for investments made through Section 529 plans or donor-advised charitable gift funds (regardless of the size of the investment).

                    - Employee benefit plans maintained by Morgan Stanley Dean
                      Witter & Co. or any of its subsidiaries for the benefit of certain employees of Morgan Stanley Dean Witter & Co. and its subsidiaries.

                    - Certain unit investment trusts sponsored by Morgan Stanley
                      DW.

                    - Certain other open-end investment companies whose shares are distributed by the Portfolio's distributor.

                    - Investors who were shareholders of the Dean Witter
                      Retirement Series on September 11, 1998 for additional purchases for their former Dean Witter Retirement Series accounts.

                    Meeting Class D Eligibility Minimums. To meet the
                    $5 million ($25 million for Morgan Stanley Eligible Plans) initial investment to qualify to purchase Class D shares you may combine: (1) purchases in a single transaction of Class D shares of the Portfolio and other Morgan Stanley Multi-Class Funds; and/or (2) previous purchases of Class A and Class D shares of Multi-Class Funds and shares of FSC Funds you currently own, along with shares of Morgan Stanley Funds you currently own that you acquired in exchange for those shares.

                    NO SALES CHARGES FOR REINVESTED CASH DISTRIBUTIONS If you receive a cash payment representing an income dividend or capital gain and you reinvest that amount in the applicable Class of shares by returning the check within 30 days of the payment date, the purchased shares would not be subject to an initial sales charge or CDSC.

                    PLAN OF DISTRIBUTION (RULE 12b-1 FEES) The Portfolio has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940 with respect to the distribution of Class A, Class B and Class C shares of the Portfolio. The Plan allows the Portfolio to pay distribution fees for the sale and distribution of these shares. It also allows the Portfolio to pay for services to shareholders of Class A, Class B and Class C shares. Because these fees are paid out of the Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment in these Classes and may cost you more than paying other types of sales charges.

      Financial Highlights

        The financial highlights table is intended to help you understand the Portfolio's financial performance for the periods indicated. Certain information reflects financial results for a single Portfolio share. The total return in the table represents the rate an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

        This information for the fiscal year ended May 31, 2001 has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Portfolio's financial statements, is included in the annual report, which is available upon request. The financial highlights for prior fiscal periods have been audited by other independent accountants.

              Class A Shares++
              -------------------------------------------------------------------------------------------------------------------
                                                       FOR THE YEAR ENDED MAY 31,
                                               ------------------------------------------      FOR THE PERIOD FEBRUARY 25, 1998*
              SELECTED PER SHARE DATA:            2001            2000            1999                THROUGH MAY 31, 1998
              -------------------------------------------------------------------------------------------------------------------
               Net asset value, beginning
               of period                         $12.71          $10.84          $10.37                       $10.00
              -------------------------------------------------------------------------------------------------------------------
               INCOME (LOSS) FROM
               INVESTMENT OPERATIONS:
              -------------------------------------------------------------------------------------------------------------------
                  Net investment income
                  (loss)                             --           (0.01)           0.02                         0.05
              -------------------------------------------------------------------------------------------------------------------
                  Net realized and
                  unrealized gain (loss)          (2.61)           1.88            0.49                         0.32
              -------------------------------------------------------------------------------------------------------------------
               Total income (loss) from
               investment operations              (2.61)           1.87            0.51                         0.37
              -------------------------------------------------------------------------------------------------------------------
               LESS DIVIDENDS AND
               DISTRIBUTIONS FROM:
              -------------------------------------------------------------------------------------------------------------------
                  Net investment income              --              --           (0.04)                          --
              -------------------------------------------------------------------------------------------------------------------
                  Net realized gain               (1.40)             --              --                           --
              -------------------------------------------------------------------------------------------------------------------
               Total dividends and
               distributions                      (1.40)             --           (0.04)                          --
              -------------------------------------------------------------------------------------------------------------------
               Net asset value, end of
               period                            $ 8.70          $12.71          $10.84                       $10.37
              -------------------------------------------------------------------------------------------------------------------

               TOTAL RETURN+                     (21.87)%         17.25%           5.01%                        3.70%(1)
              -------------------------------------------------------------------------------------------------------------------

               RATIOS TO AVERAGE NET
              ASSETS:
              -------------------------------------------------------------------------------------------------------------------
               Expenses                            1.05%(3)        1.07%(3)        1.10%(3)                     1.13%(2)
              -------------------------------------------------------------------------------------------------------------------
               Net investment income
               (loss)                              0.02%(3)       (0.10)%(3)       0.18%(3)                     1.66%(2)
              -------------------------------------------------------------------------------------------------------------------

               SUPPLEMENTAL DATA:
              -------------------------------------------------------------------------------------------------------------------
               Net assets, end of period,
               in thousands                     $58,478         $97,057         $98,784                     $117,750
              -------------------------------------------------------------------------------------------------------------------
               Portfolio turnover rate               51%             75%             97%                          19%(1)
              -------------------------------------------------------------------------------------------------------------------

 * COMMENCEMENT OF OPERATIONS.

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

 (1) NOT ANNUALIZED.

 (2) ANNUALIZED.

 (3) REFLECTS OVERALL PORTFOLIO RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        Class B Shares++
                        ------------------------------------------------------------------------------
                                                                    FOR THE YEAR ENDED MAY 31,
                                                            ------------------------------------------
                        SELECTED PER SHARE DATA:               2001            2000            1999
                        ------------------------------------------------------------------------------
                         Net asset value, beginning of
                         period                                 $12.52          $10.76          $10.35
                        ------------------------------------------------------------------------------
                         INCOME (LOSS) FROM INVESTMENT
                         OPERATIONS:
                        ------------------------------------------------------------------------------
                            Net investment income
                            (loss)                               (0.08)          (0.11)          (0.06)
                        ------------------------------------------------------------------------------
                            Net realized and
                            unrealized gain (loss)               (2.56)           1.87            0.50
                        ------------------------------------------------------------------------------
                         Total income (loss) from
                         investment operations                   (2.64)           1.76            0.44
                        ------------------------------------------------------------------------------
                         LESS DIVIDENDS AND
                         DISTRIBUTIONS FROM:
                        ------------------------------------------------------------------------------
                            Net investment income                   --              --           (0.03)
                        ------------------------------------------------------------------------------
                            Net realized gain                    (1.40)             --              --
                        ------------------------------------------------------------------------------
                         Total dividends and
                         distributions                           (1.40)             --           (0.03)
                        ------------------------------------------------------------------------------
                         Net asset value, end of
                         period                                 $ 8.48          $12.52          $10.76
                        ------------------------------------------------------------------------------

                         TOTAL RETURN+                          (22.48)%         16.36%           4.27%
                        ------------------------------------------------------------------------------

                         RATIOS TO AVERAGE NET ASSETS:
                        ------------------------------------------------------------------------------
                         Expenses                                 1.82%(3)        1.83%(3)        1.86%(3)
                        ------------------------------------------------------------------------------
                         Net investment income (loss)            (0.75)%(3)      (0.86)%(3)      (0.58)%(3)
                        ------------------------------------------------------------------------------

                         SUPPLEMENTAL DATA:
                        ------------------------------------------------------------------------------
                         Net assets, end of period, in
                         thousands                          $1,082,667      $1,688,392      $1,614,229
                        ------------------------------------------------------------------------------
                         Portfolio turnover rate                    51%             75%             97%
                        ------------------------------------------------------------------------------

                        Class B Shares++
                        ------------------------------  ----------------------------------

                                                        FOR THE PERIOD FEBRUARY 25, 1998*
                        SELECTED PER SHARE DATA:               THROUGH MAY 31, 1998
                        ------------------------------
                         Net asset value, beginning of
                         period                                         $10.00
                        ------------------------------
                         INCOME (LOSS) FROM INVESTMENT
                         OPERATIONS:
                        ------------------------------
                            Net investment income
                            (loss)                                        0.03
                        ------------------------------
                            Net realized and
                            unrealized gain (loss)                        0.32
                        ------------------------------
                         Total income (loss) from
                         investment operations                            0.35
                        ------------------------------
                         LESS DIVIDENDS AND
                         DISTRIBUTIONS FROM:
                        ------------------------------
                            Net investment income                           --
                        ------------------------------
                            Net realized gain                               --
                        ------------------------------
                         Total dividends and
                         distributions                                      --
                        ------------------------------
                         Net asset value, end of
                         period                                         $10.35
                        ------------------------------
                         TOTAL RETURN+                                    3.50%(1)
                        ------------------------------
                         RATIOS TO AVERAGE NET ASSETS:
                        ------------------------------
                         Expenses                                         1.88%(2)
                        ------------------------------
                         Net investment income (loss)                     0.92%(2)
                        ------------------------------
                         SUPPLEMENTAL DATA:
                        ------------------------------
                         Net assets, end of period, in
                         thousands                                  $1,711,433
                        ------------------------------
                         Portfolio turnover rate                            19%(1)
                        ------------------------------

 * COMMENCEMENT OF OPERATIONS.

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

 (1) NOT ANNUALIZED.

 (2) ANNUALIZED.

 (3) REFLECTS OVERALL PORTFOLIO RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        Class C Shares++
                        ------------------------------------------------------------------------------
                                                                    FOR THE YEAR ENDED MAY 31,
                                                            ------------------------------------------
                        SELECTED PER SHARE DATA:               2001            2000            1999
                        ------------------------------------------------------------------------------
                         Net asset value, beginning of
                         period                               $12.55          $10.78          $10.35
                        ------------------------------------------------------------------------------
                         INCOME (LOSS) FROM INVESTMENT
                         OPERATIONS:
                        ------------------------------------------------------------------------------
                            Net investment income
                            (loss)                             (0.08)          (0.11)          (0.04)
                        ------------------------------------------------------------------------------
                            Net realized and
                            unrealized gain (loss)             (2.57)           1.88            0.50
                        ------------------------------------------------------------------------------
                         Total income (loss) from
                         investment operations                 (2.65)           1.77            0.46
                        ------------------------------------------------------------------------------
                         LESS DIVIDENDS AND
                         DISTRIBUTIONS FROM:
                        ------------------------------------------------------------------------------
                            Net investment income                 --              --           (0.03)
                        ------------------------------------------------------------------------------
                            Net realized gain                  (1.40)             --              --
                        ------------------------------------------------------------------------------
                         Total dividends and
                         distributions                         (1.40)             --           (0.03)
                        ------------------------------------------------------------------------------
                         Net asset value, end of
                         period                               $ 8.50          $12.55          $10.78
                        ------------------------------------------------------------------------------

                         TOTAL RETURN+                        (22.51)%         16.42%           4.44%
                        ------------------------------------------------------------------------------

                         RATIOS TO AVERAGE NET ASSETS:
                        ------------------------------------------------------------------------------
                         Expenses                               1.81%(3)        1.83%(3)        1.69%(3)
                        ------------------------------------------------------------------------------
                         Net investment income (loss)          (0.74)%(3)      (0.86)%(3)      (0.41)%(3)
                        ------------------------------------------------------------------------------

                         SUPPLEMENTAL DATA:
                        ------------------------------------------------------------------------------
                         Net assets, end of period, in
                         thousands                           $89,912        $138,694        $142,048
                        ------------------------------------------------------------------------------
                         Portfolio turnover rate                  51%             75%             97%
                        ------------------------------------------------------------------------------

                        Class C Shares++
                        ------------------------------  ----------------------------------

                                                        FOR THE PERIOD FEBRUARY 25, 1998*
                        SELECTED PER SHARE DATA:               THROUGH MAY 31, 1998
                        ------------------------------
                         Net asset value, beginning of
                         period                                        $10.00
                        ------------------------------
                         INCOME (LOSS) FROM INVESTMENT
                         OPERATIONS:
                        ------------------------------
                            Net investment income
                            (loss)                                       0.03
                        ------------------------------
                            Net realized and
                            unrealized gain (loss)                       0.32
                        ------------------------------
                         Total income (loss) from
                         investment operations                           0.35
                        ------------------------------
                         LESS DIVIDENDS AND
                         DISTRIBUTIONS FROM:
                        ------------------------------
                            Net investment income                          --
                        ------------------------------
                            Net realized gain                              --
                        ------------------------------
                         Total dividends and
                         distributions                                     --
                        ------------------------------
                         Net asset value, end of
                         period                                        $10.35
                        ------------------------------
                         TOTAL RETURN+                                   3.50%(1)
                        ------------------------------
                         RATIOS TO AVERAGE NET ASSETS:
                        ------------------------------
                         Expenses                                        1.88%(2)
                        ------------------------------
                         Net investment income (loss)                    0.91%(2)
                        ------------------------------
                         SUPPLEMENTAL DATA:
                        ------------------------------
                         Net assets, end of period, in
                         thousands                                   $176,497
                        ------------------------------
                         Portfolio turnover rate                           19%(1)
                        ------------------------------

 * COMMENCEMENT OF OPERATIONS.

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

 (1) NOT ANNUALIZED.

 (2) ANNUALIZED.

 (3) REFLECTS OVERALL PORTFOLIO RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        Class D Shares++
                        ------------------------------------------------------------------------------
                                                                    FOR THE YEAR ENDED MAY 31,
                                                            ------------------------------------------
                        SELECTED PER SHARE DATA:               2001            2000            1999
                        ------------------------------------------------------------------------------
                         Net asset value, beginning of
                         period                              $12.77          $10.87          $10.38
                        ------------------------------------------------------------------------------
                         INCOME (LOSS) FROM INVESTMENT
                         OPERATIONS:
                        ------------------------------------------------------------------------------
                            Net investment income              0.05              --            0.03
                        ------------------------------------------------------------------------------
                            Net realized and
                            unrealized gain (loss)            (2.66)           1.90            0.51
                        ------------------------------------------------------------------------------
                         Total income (loss) from
                         investment operations                (2.61)           1.90            0.54
                        ------------------------------------------------------------------------------
                         LESS DIVIDENDS AND
                         DISTRIBUTIONS FROM:
                        ------------------------------------------------------------------------------
                            Net investment income                --              --           (0.05)
                        ------------------------------------------------------------------------------
                            Net realized gain                 (1.40)             --              --
                        ------------------------------------------------------------------------------
                         Total dividends and
                         distributions                        (1.40)             --           (0.05)
                        ------------------------------------------------------------------------------
                         Net asset value, end of
                         period                              $ 8.76          $12.77          $10.87
                        ------------------------------------------------------------------------------

                         TOTAL RETURN+                       (21.76)%         17.48%           5.26%
                        ------------------------------------------------------------------------------

                         RATIOS TO AVERAGE NET ASSETS:
                        ------------------------------------------------------------------------------
                         Expenses                              0.82%(3)        0.83%(3)        0.86%(3)
                        ------------------------------------------------------------------------------
                         Net investment income                 0.25%(3)        0.14%(3)        0.42%(3)
                        ------------------------------------------------------------------------------

                         SUPPLEMENTAL DATA:
                        ------------------------------------------------------------------------------
                         Net assets, end of period, in
                         thousands                          $ 1,986          $1,247          $3,611
                        ------------------------------------------------------------------------------
                         Portfolio turnover rate                 51%             75%             97%
                        ------------------------------------------------------------------------------

                        Class D Shares++
                        ------------------------------  ----------------------------------

                                                        FOR THE PERIOD FEBRUARY 25, 1998*
                        SELECTED PER SHARE DATA:               THROUGH MAY 31, 1998
                        ------------------------------
                         Net asset value, beginning of
                         period                                       $10.00
                        ------------------------------
                         INCOME (LOSS) FROM INVESTMENT
                         OPERATIONS:
                        ------------------------------
                            Net investment income                       0.08
                        ------------------------------
                            Net realized and
                            unrealized gain (loss)                      0.30
                        ------------------------------
                         Total income (loss) from
                         investment operations                          0.38
                        ------------------------------
                         LESS DIVIDENDS AND
                         DISTRIBUTIONS FROM:
                        ------------------------------
                            Net investment income                         --
                        ------------------------------
                            Net realized gain                             --
                        ------------------------------
                         Total dividends and
                         distributions                                    --
                        ------------------------------
                         Net asset value, end of
                         period                                       $10.38
                        ------------------------------
                         TOTAL RETURN+                                  3.80%(1)
                        ------------------------------
                         RATIOS TO AVERAGE NET ASSETS:
                        ------------------------------
                         Expenses                                       0.92%(2)
                        ------------------------------
                         Net investment income                          2.94%(2)
                        ------------------------------
                         SUPPLEMENTAL DATA:
                        ------------------------------
                         Net assets, end of period, in
                         thousands                                    $5,407
                        ------------------------------
                         Portfolio turnover rate                          19%(1)
                        ------------------------------

 * COMMENCEMENT OF OPERATIONS.

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

 (1) NOT ANNUALIZED.

 (2) ANNUALIZED.

 (3) REFLECTS OVERALL PORTFOLIO RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

Notes

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 24

   Morgan Stanley Funds
------------------------------------------

- GLOBAL/INTERNATIONAL FUNDS
Competitive Edge Fund - "Best Ideas" Portfolio
European Growth Fund
Fund of Funds - International Portfolio
Global Dividend Growth Securities
Global Utilities Fund
International Fund
International SmallCap Fund
International Value Equity Fund
Japan Fund
Latin American Growth Fund
Pacific Growth Fund

- GROWTH FUNDS
21st Century Trend Fund
Aggressive Equity Fund
All Star Growth Fund
American Opportunities Fund
Capital Growth Securities
Developing Growth Securities Trust
Financial Services Trust
Growth Fund
Health Sciences Trust
Information Fund
KLD Social Index Fund
Market Leader Trust
Mid-Cap Equity Trust
Nasdaq-100 Index Fund
Natural Resource Development Securities
New Discoveries Fund
Next Generation Trust
Small Cap Growth Fund
Special Value Fund
Tax-Managed Growth Fund
Technology Fund

- GROWTH + INCOME FUNDS
Balanced Growth Fund
Balanced Income Fund
Convertible Securities Trust
Dividend Growth Securities
Equity Fund
Fund of Funds - Domestic Portfolio
Income Builder Fund
Real Estate Fund
S&P 500 Index Fund
S&P 500 Select Fund
Strategist Fund
Total Market Index Fund
Total Return Trust
Utilities Fund
Value Fund
Value-Added Market Series/Equity Portfolio

- INCOME FUNDS
Diversified Income Trust
Federal Securities Trust
High Yield Securities
Intermediate Income Securities
Liquid Asset Fund (MM)
North American Government Income Trust
Short-Term Bond Fund (NL)
Short-Term U.S. Treasury Trust
U.S. Government Money Market Trust (MM)
U.S. Government Securities Trust

- TAX-FREE INCOME FUNDS
California Tax-Free Daily Income Trust (MM)
California Tax-Free Income Fund
Hawaii Municipal Trust (FSC)
Limited Term Municipal Trust (NL)
Multi-State Municipal Series Trust (FSC)
New York Municipal Money Market Trust (MM)
New York Tax-Free Income Fund
Tax-Exempt Securities Trust

Tax-Free Daily Income Trust (MM)]

--------------------------------------------------------------------------------
    THERE MAY BE FUNDS CREATED AFTER THIS PROSPECTUS WAS PUBLISHED. PLEASE CONSULT THE INSIDE BACK COVER OF A NEW FUND'S PROSPECTUS FOR ITS DESIGNATION, E.G., MULTI-CLASS FUND OR MONEY MARKET FUND.

    UNLESS OTHERWISE NOTED, EACH LISTED MORGAN STANLEY FUND, EXCEPT FOR NORTH AMERICAN GOVERNMENT INCOME TRUST AND SHORT-TERM U.S. TREASURY TRUST, IS A MULTI-CLASS FUND. A MULTI-CLASS FUND IS A MUTUAL FUND OFFERING MULTIPLE CLASSES OF SHARES. THE OTHER TYPES OF FUNDS ARE: NL - NO-LOAD (MUTUAL) FUND; MM - MONEY MARKET FUND; FSC - A MUTUAL FUND SOLD WITH A FRONT-END SALES CHARGE AND A DISTRIBUTION (12B-1) FEE.

[Sidebar]
TICKER SYMBOLS:

Class A:      EDGAX
----------------------
Class B:      EDGBX
----------------------
Class C:      EDGCX
----------------------
Class D:      EDGDX
----------------------
[End Sidebar]
Morgan Stanley Competitive Edge Fund
"Best Ideas" Portfolio

                    Additional information about the Portfolio's investments is available in the Portfolio's ANNUAL and SEMI-ANNUAL REPORTS TO SHAREHOLDERS. In the Portfolio's ANNUAL REPORT, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year. The Portfolio's STATEMENT OF ADDITIONAL INFORMATION also provides additional information about the Portfolio. The STATEMENT OF ADDITIONAL INFORMATION is incorporated herein by reference (legally is part of this PROSPECTUS). For a free copy of any of these documents, to request other information about the Portfolio, or to make shareholder inquiries, please call:

                                      (800) 869-NEWS

                    You also may obtain information about the Portfolio by calling your Morgan Stanley Financial Advisor or by visiting our Internet site at:

                               www.morganstanley.com/funds

                    Information about the Portfolio (including the STATEMENT OF ADDITIONAL INFORMATION) can be viewed and copied at the Securities and Exchange Commission's Public Reference
                    Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at
                    (202) 942-8090. Reports and other information about the Portfolio are available on the EDGAR Database on the SEC's Internet site (www.sec.gov), and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.

            (THE FUND'S INVESTMENT COMPANY ACT FILE NO. IS 811-8455)